Employee benefits	12 Months Ended
Dec. 31, 2017
Employee benefits
Employee benefits

Note 17—Employee benefits

The Company operates defined benefit pension plans, defined contribution pension plans, and termination indemnity plans, in accordance with local regulations and practices. These plans cover a large portion of the Company’s employees and provide benefits to employees in the event of death, disability, retirement, or termination of employment. Certain of these plans are multi-employer plans. The Company also operates other postretirement benefit plans including postretirement health care benefits and other employee-related benefits for active employees including long-service award plans. The measurement date used for the Company’s employee benefit plans is December 31. The funding policies of the Company’s plans are consistent with the local government and tax requirements.

The Company recognizes in its Consolidated Balance Sheets the funded status of its defined benefit pension plans, postretirement plans, and other employee-related benefits measured as the difference between the fair value of the plan assets and the benefit obligation.

Obligations and funded status of the plans

The change in benefit obligation, change in fair value of plan assets, and funded status recognized in the Consolidated Balance Sheets were as follows:

	2017	2016	2017	2016
	Defined pension		Other postretirement
($ in millions)	benefits		benefits
Benefit obligations at January 1,	10,896	11,224	147	178
Service cost	228	249	1	1
Interest cost	249	280	5	6
Contributions by plan participants	82	74	—	—
Benefit payments	(590)	(596)	(11)	(11)
Benefit obligations of businesses acquired (divested)	64	(26)	—	—
Actuarial (gain) loss	228	375	(11)	(17)
Plan amendments and other	(22)	(76)	(1)	(10)
Exchange rate differences	812	(608)	2	—
Benefit obligation at December 31,	11,947	10,896	132	147
Fair value of plan assets at January 1,	9,493	9,743	—	—
Actual return on plan assets	644	659	—	—
Contributions by employer	229	270	11	11
Contributions by plan participants	82	74	—	—
Benefit payments	(590)	(596)	(11)	(11)
Plan assets of businesses acquired (divested)	52	—	—	—
Plan amendments and other	(50)	(133)	—	—
Exchange rate differences	674	(524)	—	—
Fair value of plan assets at December 31,	10,534	9,493	—	—
Funded status — underfunded	(1,413)	(1,403)	(132)	(147)

The amounts recognized in "Accumulated other comprehensive loss" and "Noncontrolling interests" were:

	December 31,
	2017	2016	2015	2017	2016	2015
	Defined pension			Other postretirement
($ in millions)	benefits			benefits
Net actuarial (loss) gain	(2,321)	(2,237)	(2,383)	20	10	(8)
Prior service credit	99	108	127	27	31	33
Amount recognized in OCI(1) and NCI(2)	(2,222)	(2,129)	(2,256)	47	41	25
Taxes associated with amount recognized
in OCI and NCI	503	487	512	—	—	—
Amount recognized in OCI and NCI, net of tax(3)	(1,719)	(1,642)	(1,744)	47	41	25

(1)              OCI represents “Accumulated other comprehensive loss”.

(2)              NCI represents “Noncontrolling interests”.

(3)              NCI, net of tax, amounted to $0 million at December 31, 2017, 2016 and 2015.

In addition, the following amounts were recognized in the Company's Consolidated Balance Sheets:

	December 31,
	2017	2016	2017	2016
	Defined pension		Other postretirement
($ in millions)	benefits		benefits
Overfunded plans	122	68	—	—
Underfunded plans — current	(18)	(16)	(12)	(13)
Underfunded plans — non-current	(1,517)	(1,455)	(120)	(134)
Funded status - underfunded	(1,413)	(1,403)	(132)	(147)

	December 31,
($ in millions)	2017	2016
Non-current assets
Overfunded pension plans	122	68
Other employee-related benefits	22	22
Prepaid pension and other employee benefits	144	90

	December 31,
($ in millions)	2017	2016
Current liabilities
Underfunded pension plans	(18)	(16)
Underfunded other postretirement benefit plans	(12)	(13)
Other employee-related benefits	(17)	(30)
Pension and other employee benefits (see Note 13)	(47)	(59)

	December 31,
($ in millions)	2017	2016
Non-current liabilities
Underfunded pension plans	(1,517)	(1,455)
Underfunded other postretirement benefit plans	(120)	(134)
Other employee-related benefits	(245)	(245)
Pension and other employee benefits	(1,882)	(1,834)

The funded status, calculated using the projected benefit obligation (PBO) and fair value of plan assets, for pension plans with a PBO in excess of fair value of plan assets (underfunded) or fair value of plan assets in excess of PBO (overfunded), respectively, was:

	December 31,
	2017			2016
($ in millions)	PBO	Assets	Difference	PBO	Assets	Difference
PBO exceeds assets	11,034	9,499	(1,535)	9,892	8,420	(1,472)
Assets exceed PBO	913	1,035	122	1,004	1,073	69
Total	11,947	10,534	(1,413)	10,896	9,493	(1,403)

The accumulated benefit obligation (ABO) for all defined benefit pension plans was $11,683 million and $10,612 million at December 31, 2017 and 2016, respectively. The funded status, calculated using the ABO and fair value of plan assets for pension plans with ABO in excess of fair value of plan assets (underfunded) or fair value of plan assets in excess of ABO (overfunded), respectively, was:

	December 31,
	2017			2016
($ in millions)	ABO	Assets	Difference	ABO	Assets	Difference
ABO exceeds assets	9,421	7,914	(1,507)	9,612	8,406	(1,206)
Assets exceed ABO	2,262	2,620	358	1,000	1,087	87
Total	11,683	10,534	(1,149)	10,612	9,493	(1,119)

All of the Company's other postretirement benefit plans are unfunded.

Components of net periodic benefit cost

                 Net periodic benefit cost consisted of the following:

	2017	2016	2015	2017	2016	2015
	Defined pension			Other postretirement
($ in millions)	benefits			benefits
Service cost	228	249	267	1	1	1
Interest cost	249	280	305	5	6	8
Expected return on plan assets	(407)	(402)	(456)	—	—	—
Amortization of prior service cost (credit)	11	40	38	(5)	(12)	(9)
Amortization of net actuarial loss	91	85	112	(1)	—	1
Curtailments, settlements and special termination benefits	16	41	20	(1)	—	—
Net periodic benefit cost	188	293	286	(1)	(5)	1

The net actuarial loss and prior service cost for defined pension benefits estimated to be amortized from “Accumulated other comprehensive loss” into net periodic benefit cost in 2018 is $95 million and $(13) million, respectively.

The net actuarial loss and net prior service credit for other postretirement benefits estimated to be amortized from “Accumulated other comprehensive loss” into net periodic benefit cost in 2018 is $(1) million and $(5) million, respectively.

Assumptions

The following weighted-average assumptions were used to determine benefit obligations:

	December 31,
	2017	2016	2017	2016
	Defined pension		Other postretirement
(in %)	benefits		benefits
Discount rate	2.0	2.3	3.2	3.3
Rate of compensation increase	1.6	1.7	—	—
Rate of pension increase	1.0	1.0	—	—

The discount rate assumptions are based upon AA-rated corporate bonds. In those countries with sufficient liquidity in corporate bonds, the Company used the current market long-term corporate bond yields and matched the bond duration with the average duration of the pension liabilities. In those countries where the liquidity of the AA-rated corporate bonds was deemed to be insufficient, the Company determined the discount rate by adding the credit spread derived from an AA corporate bond index in another relevant liquid market, as adjusted for interest rate differentials, to the domestic government bond curve or interest rate swap curve.

The following weighted-average assumptions were used to determine the “Net periodic benefit cost”:

	2017	2016	2015	2017	2016	2015
	Defined pension			Other postretirement
(in %)	benefits			benefits
Discount rate	2.3	2.6	2.6	3.3	3.6	3.5
Expected long-term rate of return on plan assets	4.2	4.3	4.6	—	—	—
Rate of compensation increase	1.7	1.5	1.7	—	—	—

The “Expected long-term rate of return on plan assets” is derived for each benefit plan by considering the expected future long-term return assumption for each individual asset class. A single long-term return assumption is then derived for each plan based upon the plan’s target asset allocation.

The Company maintains other postretirement benefit plans, which are generally contributory with participants’ contributions adjusted annually. The assumptions used were:

	December 31,
	2017	2016
Health care cost trend rate assumed for next year	7.1%	7.3%
Rate to which the trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	2028	2028

A one-percentage-point change in assumed health care cost trend rates would have the following effects at December 31, 2017:

	1-percentage-point
($ in millions)	Increase	Decrease
Effect on postretirement benefit obligation	7	(6)

Plan assets

The Company has pension plans in various countries with the majority of the Company’s pension liabilities deriving from a limited number of these countries.

The pension plans are typically funded by regular contributions from employees and the Company. These plans are typically administered by boards of trustees (which include Company representatives) whose primary responsibilities include ensuring that the plans meet their liabilities through contributions and investment returns. The boards of trustees have the responsibility for making key investment strategy decisions within a risk-controlled framework.

The pension plan assets are invested in diversified portfolios that are managed by third-party asset managers, in accordance with local statutory regulations, pension plan rules and the respective plans’ investment guidelines, as approved by the boards of trustees.

Plan assets are generally segregated from those of the Company and invested with the aim of meeting the respective plans’ projected future pension liabilities. Plan assets are measured at fair value at the balance sheet date.

The boards of trustees manage the assets of the pension plans in a risk-controlled manner and assess the risks embedded in the pension plans through asset/liability management studies. Asset/liability management studies typically take place every three years. However, the risks of the plans are monitored on an ongoing basis.

The board of trustees’ investment goal is to maximize the long-term returns of plan assets within specified risk parameters, while considering the future liabilities and liquidity needs of the individual plans. Risk measures taken into account include the funding ratio of the plan, the likelihood of extraordinary cash contributions being required, the risk embedded in each individual asset class, and the plan asset portfolio as a whole.

The Company’s global pension asset allocation is the result of the asset allocations of the individual plans, which are set by the respective boards of trustees. The target asset allocation of the Company’s plans on a weighted-average basis is as follows:

(in %)	Target
Asset class
Equity	21
Fixed income	59
Real estate	12
Other	8
100

The actual asset allocations of the plans are in line with the target asset allocations.

Equity assets primarily include investments in large-cap and mid-cap publicly traded companies. Fixed income assets primarily include corporate bonds of companies from diverse industries and government bonds. Both fixed income and equity assets are invested either via funds or directly in segregated investment mandates, and include an allocation to emerging markets. Real estate consists primarily of direct investments in real estate in Switzerland held in the Swiss plans. The “Other” asset class includes investments in private equity, hedge funds, commodities, and cash and reflects a variety of investment strategies.

Based on the above global asset allocation and the fair values of the plan assets, the expected long-term return on assets at December 31, 2017, is 4.1 percent. The Company and the local boards of trustees regularly review the investment performance of the asset classes and individual asset managers. Due to the diversified nature of the investments, the Company is of the opinion that no significant concentration of risks exists in its pension fund assets.

The Company does not expect any plan assets to be returned to the employer during 2018.

At December 31, 2017 and 2016, plan assets include ABB Ltd’s shares (as well as an insignificant amount of the Company’s debt instruments) with a total value of $11 million and $8 million, respectively.

The fair values of the Company’s pension plan assets by asset class are presented below. For further information on the fair value hierarchy and an overview of the Company’s valuation techniques applied, see the “Fair value measures” section of Note 2.

	December 31, 2017
				Total
($ in millions)	Level 1	Level 2	Level 3	fair value
Asset class
Equity
Equity securities	274	—	—	274
Mutual funds/commingled funds	—	1,772	—	1,772
Emerging market mutual funds/commingled funds	—	507	—	507
Fixed income
Government and corporate securities	564	1,092	—	1,656
Government and corporate—mutual funds/commingled funds	—	3,622	—	3,622
Emerging market bonds—mutual funds/commingled funds	—	708	—	708
Real estate	—	9	1,355	1,364
Insurance contracts	—	113	—	113
Cash and short-term investments	162	140	—	302
Private equity	—	—	128	128
Hedge funds	—	—	15	15
Commodities	—	73	—	73
Total	1,000	8,036	1,498	10,534

	December 31, 2016
				Total
($ in millions)	Level 1	Level 2	Level 3	fair value
Asset class
Equity
Equity securities	244	—	—	244
Mutual funds/commingled funds	—	1,610	—	1,610
Emerging market mutual funds/commingled funds	—	337	—	337
Fixed income
Government and corporate securities	449	909	—	1,358
Government and corporate—mutual funds/commingled funds	—	3,446	—	3,446
Emerging market bonds—mutual funds/commingled funds	—	692	—	692
Real estate	—	33	1,116	1,149
Insurance contracts	—	99	—	99
Cash and short-term investments	260	104	—	364
Private equity	—	—	114	114
Hedge funds	—	—	13	13
Commodities	—	67	—	67
Total	953	7,297	1,243	9,493

The following table represents the movements of those asset categories whose fair values use significant unobservable inputs (Level 3):

	Private	Hedge	Real	Total
($ in millions)	equity	funds	estate	Level 3
Balance at January 1, 2016	123	94	1,106	1,323
Return on plan assets
Assets still held at December 31, 2016	(9)	—	82	73
Assets sold during the year	15	(4)	—	11
Purchases (sales)	(13)	(77)	(1)	(91)
Transfers from Level 3	1	—	(3)	(2)
Exchange rate differences	(3)	—	(68)	(71)
Balance at December 31, 2016	114	13	1,116	1,243
Return on plan assets
Assets still held at December 31, 2017	4	—	27	31
Assets sold during the year	10	—	5	15
Purchases (sales)	(6)	2	142	138
Exchange rate differences	6	—	65	71
Balance at December 31, 2017	128	15	1,355	1,498

Real estate properties, which are primarily located in Switzerland, are valued under the income approach using the discounted cash flow method, by which the market value of a property is determined as the total of all projected future earnings discounted to the valuation date. The discount rates are determined for each property individually according to the property’s location and specific use, and by considering initial yields of comparable market transactions.

Private equity investments include investments in partnerships and related funds. Such investments consist of publicly traded and privately held securities. Publicly traded securities that are quoted in inactive markets are valued using available quotes and adjusted for liquidity restrictions. Privately held securities are valued taking into account various factors, such as the most recent financing involving unrelated new investors, earnings multiple analyses using comparable companies and discounted cash flow analyses.

Hedge funds are not normally exchange-traded and the shares of the funds cannot be redeemed daily. Depending on the fund structure, the fair values are derived through modeling techniques based on the values of the underlying assets adjusted to reflect liquidity and transferability restrictions.

Contributions

Employer contributions were as follows:

	2017	2016	2017	2016
	Defined pension		Other postretirement
($ in millions)	benefits		benefits
Total contributions to defined benefit pension and
other postretirement benefit plans	229	270	11	11
Of which, discretionary contributions to defined benefit pension plans	15	15	—	—

In 2017, 2016 and 2015, total contributions included non-cash contributions totaling $31 million, $52 million and $22 million, respectively, of available-for-sale debt securities to certain of the Company’s pension plans.

The Company expects to contribute approximately $212 million, including $15 million in discretionary contributions, to its defined benefit pension plans in 2018. These discretionary contributions are expected to be non-cash contributions. The Company expects to contribute approximately $12 million to its other postretirement benefit plans in 2018.

The Company also contributes to a number of defined contribution plans. The aggregate expense for these plans was $233 million, $210 million and $218 million in 2017, 2016 and 2015, respectively. Contributions to multi-employer plans were not significant in 2017, 2016 and 2015.

Estimated future benefit payments

The expected future cash flows to be paid by the Company’s plans in respect of pension and other postretirement benefit plans at December 31, 2017, are as follows:

	Defined	Other
	pension	postretirement
($ in millions)	benefits	benefits
2018	682	12
2019	632	12
2020	632	11
2021	613	11
2022	611	11
Years 2023 - 2027	2,948	46